 As filed with the Securities and Exchange Commission on May 21, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒
and/or
Registration Statement Under The Investment Company Act of 1940
Amendment No. 75	☒

Registrant's Name, Address and Telephone Number:

American Federation of Labor and Congress of Industrial Organizations

Housing Investment Trust*

2401 Pennsylvania Avenue, N.W., Suite 200

Washington, D.C. 20037

(202) 331-8055

Name and Address of Agent for Service:

Kenneth G. Lore, Esq.

Katten Muchin Rosenman LLP

2900 K Street, N.W.

North Tower – Suite 200

Washington, DC 20007-5118

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia on the 21st day of May, 2018.

AMERICAN FEDERATION OF LABOR AND CONGRESS OF INDUSTRIAL ORGANIZATIONS HOUSING INVESTMENT TRUST

By:
/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of May, 2018:

/s/ Helen Kanovsky *
Helen Kanovsky
Chairman

/s/ Vincent Alvarez *
Vincent Alvarez
Trustee

/s/ James Boland *
James Boland
Trustee

/s/ Kenneth Cooper *
Kenneth Cooper
Trustee

/s/ David Durkee *
David Durkee
Trustee

/s/ Sean McGarvey *
Sean McGarvey
Trustee

/s/ Kenneth E. Rigmaiden *
Kenneth E. Rigmaiden
Trustee

/s/ Elizabeth Shuler *
Elizabeth Shuler
Trustee

/s/ Richard L. Trumka *
Richard L. Trumka
Trustee

/s/ Bridget Gainer *
Bridget Gainer
Trustee

/s/ Jack Quinn *
Jack Quinn
Trustee

/s/ Jamie Rubin *
Jamie Rubin
Trustee

/s/ Deidre Schmidt *
Deidre Schmidt
Trustee

/s/ Marlyn J. Spear *
Marlyn J. Spear
Trustee

/s/ Tony Stanley *
Tony Stanley
Trustee

/s/ William Thompson, Jr.
William Thompson, Jr.
Trustee

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer

* Erica Khatchadourian, by signing her name hereto, signs this document on behalf of each of the persons so indicated above pursuant to powers of attorney duly executed by such person and filed with the SEC.

/s/ Erica Khatchadourian
Erica Khatchadourian

INDEX TO EXHIBITS

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase